Industry Segments	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Industry Segments	Industry Segments
The Company discloses segment information that is consistent with the way in which management operates and views its business. Effective during the quarter ended September 30, 2022, the Company increased its reportable segments to eight segments. All segments and the subsidiaries within each segment are geographically located in North America. The financial results are logical to review in this manner for comparison, trend, deviations, etc. purposes.
Management excludes the following when reviewing the profit/loss by segment.
•Intercompany Sales/COGS
•Management fees to the parent Company
•Income tax benefit/expense
There has not been any change to the measurement method in how management reviews the profit/loss by segment.
The reporting segments and their business activity are as follows:
A4 Construction Services Morris Sheet Metal (“MSM”) provides commercial construction services primarily as a sheet metal contractor.
A4 Construction Services Excel Construction (“Excel”) provides commercial construction services primarily as a sheet metal contractor.
A4 Manufacturing Quality Circuit Assembly (QCA) is a contract manufacturer within the technology industry.
A4 Manufacturing Alternative Labs (“Alt Labs”) is a contract manufacturer within the dietary & nutraceutical supplements industry.
A4 Defense Thermal Dynamics does contracting for the US Government particularity for the US Defense Department and US Department of State.
A4 Technologies RCA Commercial Electronics (“RCA”) is a B2B commercial electronics manufacturer.
A4 Technologies ElecJet is a battery research & development company.
A4 Aerospace Vayu is a drone aircraft manufacturer.
A4 All Other includes the QCA-Central, Identified Technologies and Corporate operating segments.
The Company’s reportable segments for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021
Revenue
A4 Construction Services - MSM	$18,290,019	$16,191,284
A4 Construction Services - Excel	1,761,572	1,803,739
A4 Manufacturing - QCA	16,763,989	14,258,084
A4 Manufacturing - Alt Labs	12,889,992	11,674,220
A4 Defense - TDI	10,046,658	4,467,376
A4 Technologies - RCA	40,092,612	1,454,451
A4 Technologies - ElecJet	1,098,534	89,018
A4 Aerospace - Vayu	81,100	—
All Other	3,538,526	1,702,641
	$104,563,002	$51,640,813

Gross profit
A4 Construction Services - MSM	$1,374,517	$(385,266)
A4 Construction Services - Excel	3,681	(92,765)
A4 Manufacturing - QCA	3,258,082	2,763,213
A4 Manufacturing - Alt Labs	2,343,368	3,749,878
A4 Defense - TDI	3,082,844	1,073,636
A4 Technologies - RCA	10,687,202	379,740
A4 Technologies - ElecJet	(236,636)	76,818
A4 Aerospace - Vayu	13,087	—
All Other	1,188,257	132,744
	$21,714,402	$7,697,998

Income (loss) from operations
A4 Construction Services - MSM	$(883,922)	$(4,247,240)
A4 Construction Services - Excel	(973,934)	(1,969,535)
A4 Manufacturing - QCA	702,875	1,426,141
A4 Manufacturing - Alt Labs	2,284,308	(3,027,203)
A4 Defense - TDI	1,072,306	(282,882)
A4 Technologies - RCA	2,525,619	(100,328)
A4 Technologies - ElecJet	(1,107,254)	(62,163)
A4 Aerospace - Vayu	(3,336,279)	(4,875,829)
All Other	(11,039,503)	(8,983,320)
	$(10,755,784)	$(22,122,359)

Depreciation and amortization
A4 Construction Services - MSM	$684,563	$846,808
A4 Construction Services - Excel	267,966	291,556
A4 Manufacturing - QCA	417,172	377,868
A4 Manufacturing - Alt Labs	983,931	611,079
A4 Defense - TDI	288,950	191,740
A4 Technologies - RCA	979,206	49,299
A4 Technologies - ElecJet	414,333	33,833
A4 Aerospace - Vayu	1,025,412	1,093,995
All Other	1,113,005	658,181
	$6,174,538	$4,154,359

Interest Expenses
A4 Construction Services - MSM	$421,287	$706,607
A4 Construction Services - Excel	245,855	291,263
A4 Manufacturing - QCA	262,551	230,044
A4 Manufacturing - Alt Labs	351,503	72,060
A4 Defense - TDI	11,975	825
A4 Technologies - RCA	159,878	15,347
A4 Technologies - ElecJet	—	—
A4 Aerospace - Vayu	10,677	9
All Other	1,660,406	1,973,078
	$3,124,132	$3,289,233

Net income (loss)
A4 Construction Services - MSM	$(1,246,295)	$(1,481,382)
A4 Construction Services - Excel	(1,219,789)	(1,899,512)
A4 Manufacturing - QCA	367,760	1,774,139
A4 Manufacturing - Alt Labs	2,054,958	(2,643,752)
A4 Defense - TDI	1,060,331	(270,289)
A4 Technologies - RCA	2,365,741	(115,675)
A4 Technologies - ElecJet	(1,110,727)	(62,163)
A4 Aerospace - Vayu	(3,346,956)	(4,852,182)
All Other	(11,800,336)	(9,932,322)
	$(12,875,313)	$(19,483,138)

	As of December 31, 2022	As of December 31, 2021
Total Assets
A4 Construction Services - MSM	$11,309,049	$10,935,355
A4 Construction Services - Excel	3,359,818	3,050,206
A4 Manufacturing - QCA	20,988,492	11,869,711
A4 Manufacturing - Alt Labs	26,636,905	23,173,298
A4 Defense - TDI	13,497,381	11,982,580
A4 Technologies - RCA	27,191,977	28,174,091
A4 Technologies - ElecJet	12,897,440	12,904,267
A4 Aerospace - Vayu	14,632,530	14,702,838
All Other	$15,118,622	$17,831,504
	$145,632,214	$134,623,850

Goodwill
A4 Construction Services - MSM	$113,592	$113,592
A4 Construction Services - Excel	—	—
A4 Manufacturing - QCA	1,963,761	1,963,761
A4 Manufacturing - Alt Labs	4,410,564	4,410,564
A4 Defense - TDI	6,426,786	6,426,786
A4 Technologies - RCA	1,355,728	1,355,728
A4 Technologies - ElecJet	6,496,343	6,496,343
A4 Aerospace - Vayu	—	—
All Other	1,913,310	1,913,310
	$22,680,084	$22,680,084

Accounts receivable, net
A4 Construction Services - MSM	$5,188,521	$3,906,271
A4 Construction Services - Excel	288,243	286,972
A4 Manufacturing - QCA	3,867,141	2,339,597
A4 Manufacturing - Alt Labs	1,833,502	406,333
A4 Defense - TDI	1,905,314	1,371,184
A4 Technologies - RCA	3,232,559	2,961,201
A4 Technologies - ElecJet	12,888	37,744
A4 Aerospace - Vayu	—	—
All Other	811,776	565,874
	$17,139,944	$11,875,176
Note 7 – Segment Reporting
The Company discloses segment information that is consistent with the way in which management operates and views its business. Effective during the quarter ended September 30, 2022, the Company increased its reportable segments to eight segments. All segments and the subsidiaries within each segment are geographically located in North America. The financial results are logical to review in this manner for comparison, trend, deviations, etc. purposes.
Management excludes the following when reviewing the profit/loss by segment.
•Intercompany Sales/COGS
•Management fees to the parent Company
•Income tax benefit/expense
There has not been any change to the measurement method in how management reviews the profit/loss by segment.
The operating segments and their business activity are as follows:
•A4 Construction Services - MSM provides commercial construction services primarily as a sheet metal contractor.
•A4 Construction Services - Excel provides commercial construction services primarily as a sheet metal contractor.
•A4 Manufacturing - QCA is a contract manufacturer within the technology industry.
•A4 Manufacturing - Alt Labs is a contract manufacturer within the dietary & nutraceutical supplements industry.
•A4 Defense - TDI does contracting for the US Government particularly for the US Defense Department and US Department of State.
•A4 Technologies - RCA is a business-to-business ("B2B") commercial electronics manufacturer.
•A4 Technologies - Elecjet is a battery research and development company.
•A4 Aerospace - Vayu is a drone aircraft manufacturer.
•A4 All Other includes the QCA-C, IDT, GAC, and Corporate.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Revenue
A4 Construction Services - MSM	$3,550,392	$5,326,296	$7,363,532	$9,093,686
A4 Construction Services - Excel	110,494	342,963	443,358	631,777
A4 Manufacturing - QCA	5,319,687	4,241,382	9,511,330	8,560,242
A4 Manufacturing - Alt Labs	6,787,129	2,958,885	11,014,043	6,783,023
A4 Defense - TDI	2,413,363	2,472,207	5,383,450	5,160,188
A4 Technologies - RCA	8,538,620	8,910,276	15,992,043	18,147,535
A4 Technologies - Elecjet	121,845	345,382	224,340	902,111
A4 Aerospace - Vayu	4,171	—	4,171	25,000
All Other	1,176,325	673,735	2,447,472	1,559,718
	$28,022,026	$25,271,126	$52,383,739	$50,863,280
Gross profit (loss)
A4 Construction Services - MSM	$549,807	$191,788	$781,695	$655,594
A4 Construction Services - Excel	(373,950)	(26,468)	(523,958)	(125,442)
A4 Manufacturing - QCA	1,786,189	1,149,049	2,683,904	2,176,233
A4 Manufacturing - Alt Labs	1,778,676	857,997	2,727,428	1,759,476
A4 Defense - TDI	944,550	1,285,732	1,561,132	2,128,921

A4 Technologies - RCA	2,752,026	2,159,923	5,126,204	4,344,251
A4 Technologies - Elecjet	(53,000)	249,297	(126,809)	187,268
A4 Aerospace - Vayu	4,116	—	1,706	25,000
All Other	398,676	293,225	772,244	646,699
	$7,787,090	$6,160,543	$13,003,546	$11,798,000
Income (loss) from operations
A4 Construction Services - MSM	$(150,608)	$(152,882)	$(555,021)	$(468,580)
A4 Construction Services - Excel	(578,989)	(238,956)	(1,011,070)	(558,946)
A4 Manufacturing - QCA	446,516	270,804	465,613	685,252
A4 Manufacturing - Alt Labs	181,351	5,190,788	(377,774)	4,203,305
A4 Defense - TDI	829,235	783,704	1,010,769	1,206,844
A4 Technologies - RCA	944,686	193,377	1,420,550	759,667
A4 Technologies - Elecjet	(222,275)	(268,554)	(467,696)	(572,900)
A4 Aerospace - Vayu	(1,380,016)	(819,431)	(2,200,983)	(1,626,328)
All Other	(3,788,794)	(2,587,090)	(7,143,755)	(5,012,709)
	$(3,718,894)	$2,371,760	$(8,859,367)	$(1,384,395)
Depreciation and amortization
A4 Construction Services - MSM	$178,665	$171,342	$352,963	$337,746
A4 Construction Services - Excel	67,524	132,917	135,049	132,917
A4 Manufacturing - QCA	113,673	108,304	230,552	208,783
A4 Manufacturing - Alt Labs	225,654	253,948	434,208	560,983
A4 Defense - TDI	72,433	72,090	144,866	144,180
A4 Technologies - RCA	244,805	170,053	489,609	340,099
A4 Technologies - Elecjet	105,668	103,633	211,334	205,133
A4 Aerospace - Vayu	259,679	259,225	518,590	533,894
All Other	317,255	277,280	595,968	554,721
	$1,585,356	$1,548,792	$3,113,139	$3,018,456
Interest expense
A4 Construction Services - MSM	$98,163	$124,220	$211,873	$227,245
A4 Construction Services - Excel	60,196	61,643	120,766	123,628
A4 Manufacturing - QCA	171,005	87,601	334,650	123,890
A4 Manufacturing - Alt Labs	84,979	94,561	149,659	151,677
A4 Defense - TDI	16,598	—	33,945	—
A4 Technologies - RCA	71,896	60,431	157,852	115,248
A4 Technologies - Elecjet	—	—	—	—
A4 Aerospace - Vayu	5,414	—	11,372	—
All Other	600,494	534,018	1,087,498	829,747
	$1,108,745	$962,474	$2,107,615	$1,571,435
Net income (loss)
A4 Construction Services - MSM	$(248,771)	$(276,934)	$(729,371)	$(639,301)
A4 Construction Services - Excel	(639,185)	(300,599)	(1,131,836)	(682,574)
A4 Manufacturing - QCA	275,944	161,763	131,757	535,630
A4 Manufacturing - Alt Labs	178,697	5,298,191	(480,059)	4,186,729
A4 Defense - TDI	837,719	783,704	1,001,906	1,206,844
A4 Technologies - RCA	872,790	132,946	1,262,698	644,419

A4 Technologies - Elecjet	(222,275)	(272,099)	(467,696)	(576,445)
A4 Aerospace - Vayu	(1,414,806)	(819,431)	(2,241,731)	(1,626,328)
All Other	(4,191,979)	(3,167,735)	(7,666,677)	(5,508,728)
	$(4,551,866)	$1,539,806	$(10,321,009)	$(2,459,754)
The Company’s reportable segments as of June 30, 2023, and December 31, 2022, were as follows:

	As of June 30, 2023	As of December 31, 2022
Total assets
A4 Construction Services - MSM	$10,675,363	$11,309,049
A4 Construction Services - Excel	3,334,543	3,359,818
A4 Manufacturing - QCA	20,550,261	20,988,492
A4 Manufacturing - Alt Labs	28,335,277	26,636,905
A4 Defense - TDI	13,663,378	13,497,381
A4 Technologies - RCA	24,753,925	27,191,977
A4 Technologies - Elecjet	12,787,943	12,897,440
A4 Aerospace - Vayu	12,890,586	14,632,530
All Other	15,619,649	15,118,622
	$142,610,925	$145,632,214
Goodwill
A4 Construction Services - MSM	$113,592	$113,592
A4 Construction Services - Excel	—	—
A4 Manufacturing - QCA	1,963,761	1,963,761
A4 Manufacturing - Alt Labs	4,410,564	4,410,564
A4 Defense - TDI	6,426,786	6,426,786
A4 Technologies - RCA	1,355,728	1,355,728
A4 Technologies - Elecjet	6,496,343	6,496,343
A4 Aerospace - Vayu	—	—
All Other	1,913,310	1,913,310
	$22,680,084	$22,680,084
Accounts receivable, net
A4 Construction Services - MSM	$4,373,429	$5,188,521
A4 Construction Services - Excel	386,429	288,243
A4 Manufacturing - QCA	2,768,483	3,867,141
A4 Manufacturing - Alt Labs	2,458,636	1,833,502
A4 Defense - TDI	2,207,665	1,905,314
A4 Technologies - RCA	3,669,480	3,232,559
A4 Technologies - Elecjet	6,302	12,888
A4 Aerospace - Vayu	—	—
All Other	758,324	811,776
	$16,628,748	$17,139,944